Income tax - Summary of Income Tax Expense (Benefit) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense
Current year	€ 237	€ 61	€ 82
Changes in estimates in respect to prior years	8	(9)	13
Total current tax expense	245	52	95
Deferred tax benefit
Temporary differences	38	(115)	(158)
Change in recognition of deferred tax	(88)	92	124
Change in tax rates	(1)	(1)	0
Changes in estimates in respect to prior years	2	(1)	(1)
Other	7	0	0
Total deferred tax expense/(benefit)	(42)	(25)	(35)
Income tax expense	€ 203	€ 27	€ 60